Segment Information and Sales to Significant Customers - Summary of the Percentage of Sales to Significant Customer Groups (Detail)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Customer 1 [Member]
Revenue, Major Customer [Line Items]
Percentage of sales to significant customer groups	28.00%	26.00%	29.00%
Customer 2 [Member]
Revenue, Major Customer [Line Items]
Percentage of sales to significant customer groups		10.00%	11.00%
Customer 3 [Member]
Revenue, Major Customer [Line Items]
Percentage of sales to significant customer groups			10.00%